Expense Example - Calamos S&P 500 Structured Alt Protection ETF - September - Calamos S&P 500® Structured Alt Protection ETF® — September	Aug. 29, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	$ 221